Subsequent Event (Details) - shares	12 Months Ended
	Dec. 31, 2022	Jan. 24, 2023
Subsequent events
Subsequent event, description	On January 24, 2023, the Board of Directors of the Company approved a new NCIB, which allows for the repurchase of up to 32.0 million common shares between February 1, 2023 and January 31, 2024.
Subsequent Event [Member] | February 1, 2023 - January 31, 2024 [Member]
Subsequent events
NCIB February 1, 2023 – January 31, 2024 (in shares)		32,000,000.0